U.S. Securities And Exchange Commission
Washington, D.C. 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form
Please print or type

1.	Name and address of issuer: The Primary Trend Fund, Inc., 3960 Hillside Drive, Suite 204, Delafield, WI 53018

2.	The name of each series or class of securities for which this Form is filed (If the Form is being
	filed for all series and classes of securities of the issuer, check the box but do not list series or
	classes):		X

3.	Investment Company Act File Number: 811-4704

	Securities Act File Number: 33-6343

4(a).	Last day of fiscal year for which this notice is filed: June 30, 2011

4(b).		Check box if this Form is being filed late (i.e., more that 90 calendar days after
		the end of the issuer's fiscal year). (See Instructions A.2)
	Note: If the Form is being filed late, interest must be paid on the registration fee due:

4(c).		Check box if this is the last time the issuer will be filing this Form

5.	Calculation of registration fee:

		(i)	Aggregate sales price of securities sold during
			the fiscal year pursuant to section 24(f):		$0

		(ii)	Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$2,330,721

		(iii)	Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending
			no earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$30,257,165

		(iv)	Total available redemption credits (add Items 5(ii) and 5(iii):		$32,587,886

		(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:		$0

		(vi)	Redemption credits available for use in future years	$32,587,886
			- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
			Item 5(i)]:

		(vii)	Multiplier for determining registration fee (See Instruction C.9):	X	0.0001161

		(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
			(enter "0" if no fee is due):	=	$0.00

6.		Prepaid Shares

		If the response to Item 5(i) was determined by deducting an amount of securities that were registered under
		the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
		of securities (number of shares or other units) deducted here: 55,218. If there is a number of
		shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year
		for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
		here: 309,069

7.		Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
		Instruction D):
				+	$0.00

8.		Total of the amount of the registration fee due plus any interest due [line5(viii) plus line 7]:

				=	$0.00

9.		Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

			Method of Delivery:

			Wire Transfer

			Mail or other means

Signatures

		This report has been signed below by the following persons on behalf of the issuer and in
		the capacities and on the dates indicated

		By (Signature and Title)*	/s/ Lilli Gust

			Lilli Gust, President and Treasurer

		Date	August 31, 2011

			* Please print the name and title of the signing officer below the signature